LICENSE REVENUE - Revenue Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue	$ 200,000	$ 1,800,000
License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue	200,000	1,800,000
License fee revenue | Regeneron Pharmaceuticals, Inc.
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue	200,000	0
License fee revenue | Phylaxis BioScience, LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue	0	1,634,000
License fee revenue | Other
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue	$ 0	$ 166,000